Segment disclosure - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) Segment customer	Dec. 31, 2023 EUR (€) customer	Dec. 31, 2022 EUR (€) customer
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	1
Total net sales	€ 28,262.9	€ 27,558.5	€ 21,173.4
Number of largest customers | customer	3
Accounts receivables and finance receivables of three largest customers based on net sales	€ 2,600.0	€ 3,700.0	€ 5,300.0
Accounts receivables and finance receivables of three largest customers based on net sales, percentage	54.10%	64.40%	78.60%
Increase in net system sales	€ 700.0
Increase in net system sales in percentage	2.60%
Revenue benchmark | Customer concentration risk
Segment Reporting Information [Line Items]
Number of largest customers | customer	4	2	2
Total net sales	€ 15,200.0	€ 14,900.0	€ 11,800.0
Revenue benchmark | Customer concentration risk | Three customers
Segment Reporting Information [Line Items]
Net sales revenue from largest customer as percentage	53.80%
Revenue benchmark | Customer concentration risk | Two customers
Segment Reporting Information [Line Items]
Net sales revenue from largest customer as percentage		53.90%	55.80%